Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

4. PROPERTY AND EQUIPMENT

Property and equipment is summarized as follows:

	2024	2023
Production assets	$2,276,386	$1,927,958
Computer equipment and software	993,092	937,957
Lab equipment	3,498,894	3,588,560
Office furniture and fixtures	1,299,856	1,328,570
Leasehold improvements	171,257	228,143
	8,239,485	8,011,188
Less accumulated depreciation	(5,746,130)	(4,352,104)
	$2,493,355	$3,659,084

Depreciation expense was $1,489,045 and $1,592,567 for the years ended December 31, 2024 and 2023, respectively.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the asset’s carrying amount  may not be recoverable.  The Company conducts its long-lived asset impairment analyses in accordance with ASC 360-10, Property, Plant, and Equipment.  ASC 360-10 requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows.  If the undiscounted cash flows do not indicate the carrying amount of the asset is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value based on discounted cash flow analysis or appraisals.

In fiscal 2023, the Company concluded the undiscounted future cash flows associated with certain of its long-lived assets, specifically leasehold improvements for the old headquarters and cameras used for the security equipment at the new headquarters and design center, indicated the carrying amount of those cameras is not recoverable.  As a result, the Company reviewed the long-lived assets for impairment and recorded a $20 thousand impairment charge, which is included in General And administrative expenses on the consolidated statements of operations.  The impairment was measured under an income approach utilizing forecasted discounted cash flows to determine fair values of the impairment assets.  The inputs utilized in the analyses are classified as Level 3 inputs within the fair value hierarchy as defined in ASC 820, Fair Value Measurement.

At December 31, 2024, the Company concluded it did not have any triggering events requiring assessment of impairment of its long-lived assets.